Shareholder Report, Holdings (Details)	Nov. 30, 2024
Sound Enhanced Fixed Income ET | Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sound Enhanced Fixed Income ET | Hercules Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Sound Enhanced Fixed Income ET | iShares 0-5 Year High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Sound Enhanced Fixed Income ET | Golub Capital BDC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Sound Enhanced Fixed Income ET | AllianceBernstein Global High Income Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Sound Enhanced Fixed Income ET | PennantPark Floating Rate Capital Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Sound Enhanced Fixed Income ET | Sixth Street Specialty Lending, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Sound Enhanced Fixed Income ET | iShares J.P. Morgan EM High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Sound Enhanced Fixed Income ET | Murphy Oil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Sound Enhanced Fixed Income ET | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Sound Enhanced Fixed Income ET | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
Sound Enhanced Fixed Income ET | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Sound Enhanced Fixed Income ET | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Sound Enhanced Fixed Income ET | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Sound Enhanced Fixed Income ET | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Sound Enhanced Fixed Income ET | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Sound Enhanced Fixed Income ET | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Sound Enhanced Fixed Income ET | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Sound Enhanced Fixed Income ET | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Sound Enhanced Fixed Income ET | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Sound Equity Dividend Income ETF | AT&T, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Sound Equity Dividend Income ETF | Enbridge, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sound Equity Dividend Income ETF | Greif, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sound Equity Dividend Income ETF | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sound Equity Dividend Income ETF | Citigroup, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Sound Equity Dividend Income ETF | M&T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Sound Equity Dividend Income ETF | Omnicom Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Sound Equity Dividend Income ETF | LyondellBasell Industries NV - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Sound Equity Dividend Income ETF | ONEOK, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sound Equity Dividend Income ETF | Principal Financial Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Sound Equity Dividend Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Sound Equity Dividend Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Sound Equity Dividend Income ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Sound Equity Dividend Income ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Sound Equity Dividend Income ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Sound Equity Dividend Income ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Sound Equity Dividend Income ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Sound Equity Dividend Income ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Sound Equity Dividend Income ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Sound Equity Dividend Income ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%